LVIP Delaware U.S. REIT Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.80%
REIT Apartments–16.24%
American Homes 4 Rent Class A	128,845	$4,340,788
AvalonBay Communities, Inc.	47,179	8,102,522
Camden Property Trust	56,437	5,337,811
Equity Residential	119,813	7,034,221
Essex Property Trust, Inc.	39,313	8,337,894
Independence Realty Trust, Inc.	178,071	2,505,459
Invitation Homes, Inc.	332,407	10,533,978
Mid-America Apartment Communities, Inc.	38,947	5,010,532
UDR, Inc.	30,384	1,083,797
		52,287,002
REIT Diversified–17.91%
Digital Realty Trust, Inc.	64,058	7,752,299
EPR Properties	46,941	1,949,929
Equinix, Inc.	28,686	20,833,495
Gaming & Leisure Properties, Inc.	181,667	8,274,932
Lamar Advertising Co. Class A	24,074	2,009,457
Outfront Media, Inc.	156,082	1,576,428
VICI Properties, Inc.	499,652	14,539,873
WP Carey, Inc.	13,000	703,040
		57,639,453
REIT Health Care–6.59%
CareTrust REIT, Inc.	95,149	1,950,555
Community Healthcare Trust, Inc.	5,702	169,349
Healthpeak Properties, Inc.	67,986	1,248,223
Medical Properties Trust, Inc.	38,816	211,547
Ventas, Inc.	80,780	3,403,261
Welltower, Inc.	173,662	14,226,391
		21,209,326
REIT Hotels–7.12%
Apple Hospitality REIT, Inc.	377,661	5,793,320
Chatham Lodging Trust	310,246	2,969,054
Host Hotels & Resorts, Inc.	385,517	6,195,258
Park Hotels & Resorts, Inc.	130,159	1,603,559
Ryman Hospitality Properties, Inc.	70,016	5,830,933
Sunstone Hotel Investors, Inc.	57,115	534,025
		22,926,149
REIT Manufactured Homes–2.29%
Equity LifeStyle Properties, Inc.	54,292	3,458,943
Sun Communities, Inc.	33,150	3,922,971
		7,381,914
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–3.72%
Alexandria Real Estate Equities, Inc.	67,819	$6,788,682
Cousins Properties, Inc.	158,501	3,228,666
Highwoods Properties, Inc.	31,520	649,627
Piedmont Office Realty Trust, Inc. Class A	234,281	1,316,659
		11,983,634
REIT Regional Malls–2.72%
Simon Property Group, Inc.	81,070	8,757,992
		8,757,992
REIT Shopping Centers–8.20%
Brixmor Property Group, Inc.	332,621	6,911,864
Kimco Realty Corp.	310,983	5,470,191
Kite Realty Group Trust	93,967	2,012,773
Phillips Edison & Co., Inc.	23,026	772,292
Regency Centers Corp.	63,963	3,801,961
Retail Opportunity Investments Corp.	382,428	4,734,459
SITE Centers Corp.	217,564	2,682,564
		26,386,104
REIT Single Tenant–7.49%
Agree Realty Corp.	106,681	5,893,058
Essential Properties Realty Trust, Inc.	166,067	3,592,029
Four Corners Property Trust, Inc.	84,783	1,881,335
Realty Income Corp.	158,892	7,935,067
Spirit Realty Capital, Inc.	143,693	4,818,026
		24,119,515
REIT Storage–10.77%
CubeSmart	147,359	5,618,799
Extra Space Storage, Inc.	77,289	9,396,797
Iron Mountain, Inc.	57,750	3,433,237
Public Storage	61,518	16,211,223
		34,660,056
REIT Warehouse/Industry–15.75%
Plymouth Industrial REIT, Inc.	27,396	573,946
Prologis, Inc.	354,364	39,763,185
Rexford Industrial Realty, Inc.	143,726	7,092,878
Terreno Realty Corp.	57,525	3,267,420
		50,697,429
Total Common Stock (Cost $308,436,228)		318,048,574

LVIP Delaware U.S. REIT Fund–1

LVIP Delaware U.S. REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	2,388,354	$2,388,354
Total Money Market Fund (Cost $2,388,354)		2,388,354

TOTAL INVESTMENTS–99.54% (Cost $310,824,582)	$320,436,928
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	1,492,707
NET ASSETS APPLICABLE TO 27,528,254 SHARES OUTSTANDING–100.00%	$321,929,635

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware U.S. REIT Fund–2

LVIP Delaware U.S. REIT Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. REIT Fund (formerly LVIP Delaware REIT Fund) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$318,048,574	$—	$—	$318,048,574
Money Market Fund	2,388,354	—	—	2,388,354
Total Investments	$320,436,928	$—	$—	$320,436,928
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. REIT Fund–3